Shareholder Report, Average Annual Return (Details) 74300184400_Putnam VT Sustainable Future Fund_Class IA_TSR Annual {Class IA}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		2.87%	1.44%	9.88%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.29%
Putnam VT Sustainable Future Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Sustainable Future Linked Benchmark
Average Annual Return, Percent	[1]	8.66%	6.65%	12.07%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		8.66%	6.65%	12.49%

[1]
†	The Putnam VT Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through April 29, 2018, and the performance of the Russell Midcap Growth Index thereafter.